Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2023
Basis of preparation.
Schedule of company's subsidiary

Name	Place of Incorporation	Ownership
XORTX Pharma Corp.	Canada	100%

Schedule of exchange rate

CAD – USD exchange rate	2022	2021
Closing rate	0.7383	0.7888
Average rate	0.7692	0.7980

Schedule of financial statement

	December 31, 2022		January 1, 2022
	As reported, CAD	Restated, USD	As reported, CAD	Restated, USD
Total current assets	$14,750,412	$10,895,568	$20,173,339	$15,912,730
Total assets	$16,752,929	$12,374,026	$22,035,902	$17,381,920
Total current liabilities	$2,050,262	$1,511,303	$700,999	$552,948
Total liabilities	$7,286,499	$5,377,215	$5,298,331	$4,179,323
Total shareholders’ equity	$9,466,430	$6,996,811	$16,737,571	$13,202,597

	Year ended December 31, 2022		Year ended December 31, 2021
	As reported, CAD	Restated, USD	As reported, CAD	Restated, USD
Loss before other items	$(13,385,051)	$(10,290,606)	$(3,649,523)	$(2,910,605)
Net loss	$(9,485,309)	$(7,718,882)	$(1,652,282)	$(1,579,274)
Net loss and comprehensive Loss	$(9,485,309)	$(7,847,027)	$(1,652,282)	$(1,428,810)
Basic and diluted loss per common share	$(6.41)	$(5.22)	$(1.51)	$(1.44)

	Year ended December 31, 2022		Year ended December 31, 2021
	As reported, CAD	Restated, USD	As reported, CAD	Restated, USD
Cash used in operating activities	$(11,973,226)	$(8,963,557)	$(6,062,510)	$(4,801,045)
Cash used in investing activities	$(60,016)	$(45,701)	$(39,809)	$(31,807)
Cash provided by financing activities	$6,435,884	$4,709,739	$24,456,551	$19,372,334
Effect of foreign exchange on cash	$871,636	$(136,147)	$325,741	$195,863
Net (decrease) increase in cash	$(4,725,722)	$(4,435,665)	$18,679,973	$14,735,345
Cash beginning of year	$18,851,244	$14,869,861	$171,271	$134,516
Cash end of year	$14,125,522	$10,434,196	$18,851,244	$14,869,861